Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	85 Months Ended	112 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000018356
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Fund, Class A Shares
C000018358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Disciplined Equity Fund, Class A Shares
C000018357
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Index Fund, Class A Shares
C000134335
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index Fund, Class A Shares
C000109763
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Extended Market Index Fund, Class A Shares
C000018361
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Fund, Class A Shares
C000111997
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap II Fund, Class A Shares
C000018359
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small/Mid Cap Equity Fund, Class A Shares
C000198133
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Equity Factor Allocation Fund, Class A Shares
C000036888
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Managed Volatility Fund, Class A Shares
C000160603
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Managed Volatility Fund, Class A Shares
C000018354
Average Annual Return [Line Items]
Line Graph and Table Measure Name	World Equity Ex-US Fund, Class A Shares
C000054521
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Screened World Equity Ex-US Fund, Class A Shares
C000030145
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund, Class A Shares
C000039813
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Opportunistic Income Fund, Class A Shares
C000018355
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Fixed Income Fund, Class A Shares
C000018352
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Bond Fund, Class A Shares
C000112815
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Long Duration Fund, Class A Shares
C000018351
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Long Duration Credit Fund, Class A Shares
C000096276
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ultra Short Duration Bond Fund, Class A Shares
C000018353
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund, Class A Shares
C000036889
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Return Fund, Class A Shares
C000144225
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Limited Duration Bond Fund, Class A Shares
C000150792
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Intermediate Duration Credit Fund, Class A Shares
C000081914
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dynamic Asset Allocation Fund, Class A Shares
C000102014
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Real Return Fund, Class A Shares
Without Sales Load [Member] | C000018356
Average Annual Return [Line Items]
Average Annual Return, Percent	12.92%	14.71%			10.50%
Without Sales Load [Member] | C000018358
Average Annual Return [Line Items]
Average Annual Return, Percent	13.18%	16.20%			11.63%
Without Sales Load [Member] | C000018357
Average Annual Return [Line Items]
Average Annual Return, Percent	13.57%	15.60%			12.53%
Without Sales Load [Member] | C000134335
Average Annual Return [Line Items]
Average Annual Return, Percent	13.45%	15.87%			12.81%
Without Sales Load [Member] | C000109763
Average Annual Return [Line Items]
Average Annual Return, Percent	9.88%	11.89%			8.90%
Without Sales Load [Member] | C000018361
Average Annual Return [Line Items]
Average Annual Return, Percent	3.57%	12.07%			6.82%
Without Sales Load [Member] | C000111997
Average Annual Return [Line Items]
Average Annual Return, Percent	0.67%	12.36%			7.36%
Without Sales Load [Member] | C000018359
Average Annual Return [Line Items]
Average Annual Return, Percent	1.24%	10.88%			6.74%
Without Sales Load [Member] | C000198133
Average Annual Return [Line Items]
Average Annual Return, Percent	15.71%	16.70%	13.12%
Without Sales Load [Member] | C000036888
Average Annual Return [Line Items]
Average Annual Return, Percent	13.92%	11.55%			8.92%
Without Sales Load [Member] | C000160603
Average Annual Return [Line Items]
Average Annual Return, Percent	17.81%	11.87%		9.57%
Without Sales Load [Member] | C000018354
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%	10.89%			5.99%
Without Sales Load [Member] | C000054521
Average Annual Return [Line Items]
Average Annual Return, Percent	14.67%	11.75%			7.64%
Without Sales Load [Member] | C000030145
Average Annual Return [Line Items]
Average Annual Return, Percent	11.47%	11.03%			5.51%
Without Sales Load [Member] | C000039813
Average Annual Return [Line Items]
Average Annual Return, Percent	7.06%	5.42%			3.94%
Without Sales Load [Member] | C000018355
Average Annual Return [Line Items]
Average Annual Return, Percent	5.90%	(0.56%)			1.92%
Without Sales Load [Member] | C000018352
Average Annual Return [Line Items]
Average Annual Return, Percent	9.65%	7.70%			5.53%
Without Sales Load [Member] | C000112815
Average Annual Return [Line Items]
Average Annual Return, Percent	2.52%	(4.04%)			1.95%
Without Sales Load [Member] | C000018351
Average Annual Return [Line Items]
Average Annual Return, Percent	2.60%	(3.40%)			2.13%
Without Sales Load [Member] | C000096276
Average Annual Return [Line Items]
Average Annual Return, Percent	5.63%	2.87%			2.43%
Without Sales Load [Member] | C000018353
Average Annual Return [Line Items]
Average Annual Return, Percent	10.00%	3.11%			2.85%
Without Sales Load [Member] | C000036889
Average Annual Return [Line Items]
Average Annual Return, Percent	7.07%	3.64%			2.72%
Without Sales Load [Member] | C000144225
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%	2.08%			2.14%
Without Sales Load [Member] | C000150792
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%	(0.11%)			2.45%
Without Sales Load [Member] | C000081914
Average Annual Return [Line Items]
Average Annual Return, Percent	15.83%	16.91%			12.47%
Without Sales Load [Member] | C000102014
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	6.78%			2.71%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	13.52%	15.94%			12.86%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	13.52%	15.94%			12.86%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	13.52%	15.94%			12.86%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	13.52%	15.94%			12.86%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	13.52%	15.94%			12.86%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	13.52%	15.94%			12.86%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	13.52%	15.94%			12.86%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	13.52%	15.94%			12.86%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	13.52%	15.94%	13.74%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	13.52%	15.94%			12.86%
MSCI ACWI ex USA Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (NR) (USD)
Average Annual Return, Percent	13.75%	10.37%		8.12%
MSCI ACWI ex USA Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (NR) (USD)
Average Annual Return, Percent	13.75%	10.37%			5.47%
MSCI ACWI ex USA Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (NR) (USD)
Average Annual Return, Percent	13.75%	10.37%			5.47%
MSCI ACWI ex USA Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (NR) (USD)
Average Annual Return, Percent	13.75%	10.37%			5.47%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	5.46%	(0.90%)			1.49%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	5.46%	(0.90%)			1.49%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	5.46%	(0.90%)			1.49%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	5.46%	(0.90%)			1.49%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	5.46%	(0.90%)			1.49%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	5.46%	(0.90%)			1.49%
Bloomberg Global Aggregate Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD)
Average Annual Return, Percent	7.03%	(1.35%)			0.94%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	5.46%	(0.90%)			1.49%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	5.46%	(0.90%)			1.49%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	5.46%	(0.90%)			1.49%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	13.52%	15.94%			12.86%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	5.46%	(0.90%)			1.49%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Average Annual Return, Percent	13.73%	15.66%			12.58%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Average Annual Return, Percent	13.73%	15.66%			12.58%
Russell Small Cap Completeness Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Small Cap Completeness Index (USD)
Average Annual Return, Percent	10.09%	11.88%			8.86%
Russell 2000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index (USD)
Average Annual Return, Percent	1.19%	9.64%			6.64%
Russell 2000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index (USD)
Average Annual Return, Percent	1.19%	9.64%			6.64%
Russell 2500 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index (USD)
Average Annual Return, Percent	3.49%	11.07%			7.82%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Average Annual Return, Percent	13.12%	15.34%	12.99%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Average Annual Return, Percent	13.12%	15.34%			12.21%
MSCI USA Minimum Volatility (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Minimum Volatility (NR) (USD)
Average Annual Return, Percent	14.50%	10.03%			9.98%
MSCI USA Minimum Volatility Index (75%)/Russell 3000 Value Index (25%)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Minimum Volatility Index (75%)/Russell 3000 Value Index (25%)
Average Annual Return, Percent	13.42%	11.27%			10.17%
MSCI World Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net) (USD)
Average Annual Return, Percent	13.72%	14.18%		12.11%
MSCI World Minimum Volatility Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Minimum Volatility Index (Net) (USD)
Average Annual Return, Percent	17.20%	8.32%		8.52%
MSCI EFM (Emerging+Frontier Markets) Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EFM (Emerging+Frontier Markets) Index (Net) (USD)
Average Annual Return, Percent	13.11%	7.08%			3.92%
ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return, Percent	5.01%	2.77%			2.13%
ICE BofA U.S. High Yield Constrained Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index (USD)
Average Annual Return, Percent	9.28%	5.81%			4.93%
70/30 Bloomberg U.S. Long Credit/U.S. Long Govt
Average Annual Return [Line Items]
Line Graph and Table Measure Name	70/30 Bloomberg U.S. Long Credit/U.S. Long Govt
Average Annual Return, Percent	2.06%	(4.28%)			1.51%
Bloomberg Long A+ U.S. Credit Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Long A+ U.S. Credit Index (USD)
Average Annual Return, Percent	2.21%	(3.60%)			1.81%
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Average Annual Return, Percent	5.03%	2.27%			1.91%
50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Average Annual Return, Percent	8.83%	1.75%			2.47%
Bloomberg 1-5 Year U.S. TIPS Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. TIPS Index (USD)
Average Annual Return, Percent	6.97%	3.66%			2.76%
ICE BofA 1-3 Year U.S. Treasury Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index (USD)
Average Annual Return, Percent	5.65%	1.25%			1.55%
Bloomberg A+ U.S. Credit Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg A+ U.S. Credit Index (USD)
Average Annual Return, Percent	5.36%	(0.52%)			2.07%
Bloomberg 1-5 Year U.S. TIPS Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. TIPS Index (USD)
Average Annual Return, Percent	6.97%	3.66%			2.76%
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Average Annual Return, Percent	6.68%	6.84%			3.82%